Warrants Liability - Schedule of fair value determined using black-scholes option (Details) - $ / shares							3 Months Ended			11 Months Ended	12 Months Ended
	Mar. 28, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 13, 2024	Mar. 31, 2025	Mar. 06, 2025	Jan. 20, 2025	Dec. 13, 2024	Dec. 31, 2024
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)	$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85	$ 11.08	$ 6.44			$ 5.2
Exercise price and Exercise price (CAD)							$ 7	$ 5.25
Expected dividend yield (in Shares)							0	0
Risk free interest rate	2.61%	2.72%	2.70%	2.63%	2.99%	2.78%	2.61%	2.72%			2.70%
Expected life							5 years	5 years
Expected volatility							116.80%	115.20%
Foreign exchange rate							$ 0.7	$ 0.7
March 2025 Warrants Member
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)							11.08
Exercise price and Exercise price (CAD)							$ 5.25
Expected dividend yield (in Shares)							0
Risk free interest rate							2.61%
Expected life							4 years 9 months 21 days
Expected volatility							116.80%
Foreign exchange rate							$ 0.7
March 20,2025 Warrants Member
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)									$ 4.9
Exercise price and Exercise price (CAD)									$ 5.25
Expected dividend yield (in Shares)									0
Risk free interest rate									2.99%
Expected life									5 years
Expected volatility									106.90%
Foreign exchange rate									$ 0.7
March thirty first, two thousand twenty five_1 [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)							11.08
Exercise price and Exercise price (CAD)							$ 5.25
Expected dividend yield (in Shares)							0
Risk free interest rate							2.61%
Expected life							4 years 11 months 4 days
Expected volatility							116.80%
Foreign exchange rate							$ 0.7
Warranty contingent liability [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)							11.08				$ 3.68
Exercise price and Exercise price (CAD)							$ 276.9				$ 276.9
Expected dividend yield (in Shares)							0				0
Risk free interest rate							2.47%				2.91%
Expected life							4 months 6 days				7 months 6 days
Expected volatility							192.00%				134.00%
Warranty contingent liability [member] | December 2024 Warrants Member
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)										$ 5.8	$ 5.2
Exercise price and Exercise price (CAD)										$ 7	$ 7
Expected dividend yield (in Shares)										0	0
Risk free interest rate										2.97%	2.96%
Expected life										5 years	4 years 11 months 12 days
Expected volatility										104.39%	104.52%
Foreign exchange rate										$ 0.7	$ 0.7
Warranty contingent liability [member] | March 2025 Warrants Member
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)							$ 11.08
Exercise price and Exercise price (CAD)							$ 7
Expected dividend yield (in Shares)							0
Risk free interest rate							2.61%
Expected life							4 years 8 months 15 days
Expected volatility							116.80%
Foreign exchange rate							$ 0.7